The ALGER PORTFOLIOS

Incorporated herein by reference are supplements to the Fund’s prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 30, 2011 (SEC Accession No. 0001104659-11-071826).